EQUITY TRANSACTIONS	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
EQUITY TRANSACTIONS

NOTE 11 – EQUITY TRANSACTIONS

Preferred Stock

The Company’s issued and outstanding preferred stock, par value $.00001 per share, at December 31, 2020 and 2019 was 988,140 and 4,988,000, respectively. The Board, without further stockholder approval, may issue preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations and restrictions of the shares of each series.

Series A Preferred Stock

The Company had authorized 4,000,000 shares of Series A Preferred Stock, par value of $.00001 per share (the “Series A Preferred Stock”), of which no shares were authorized, issued or outstanding at December 31, 2020 and 4,000,000 shares were authorized, issued and outstanding at December 31, 2019. Each share of Series A Preferred Stock, when outstanding, could have been converted into one share of the Common Stock.

Series B Preferred Stock

The Company had authorized 1,200,000 shares of Series B Preferred Stock, par value of $.00001 per share (the “Series B Preferred Stock”), of which 488,000 were issued and outstanding at December 31, 2020 and December 31, 2019, respectively. Each share of Series B Preferred Stock may be converted into one share of the Common Stock.

Series C Preferred Stock

On July 8, 2020, the Company reduced the authorized number of Series C Preferred Stock from 3,300,000 to 250 shares, par value $.00001 per share (the “Series C Preferred Stock”), by filing a Certificate of Designation of the Preferences, Rights, and Limitations of the Series C Preferred Stock with the Secretary of State of the State of Delaware. The Company also amended the terms of the Series C Preferred Stock. The holders of shares of the Series Preferred C Stock are now entitled to 2,000,000 votes for every share of our Series Preferred C Stock held. The holders of the Series Preferred C Stock are not entitled to receive dividends. Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, before any distribution or payment will be made to the holders of any stock ranking junior to the Series C Preferred Stock, the holders of the Series C Preferred Stock will be entitled to be paid out of the Company’s assets an amount equal to $1.00 in the aggregate for all issued and outstanding shares of the Series C Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like with respect to such shares) (the “Preference Value”). After the payment of the full applicable Preference Value of each share of the Series C Preferred Stock, our remaining assets legally available for distribution, if any, will be distributed ratably to the holders of the Common Stock. The Series C Preferred Stock has conversion rights, whereby each share of the Series C Preferred Stock automatically converts into one share of Common Stock on the one-year anniversary of the issuance date.

At December 31, 2020 and 2019, the Company had authorized 250 and 3,300,000 shares, respectively, of Series C Preferred Stock of which 140 and 0 shares, respectively, were issued and outstanding at December 31, 2020 and 2019, respectively. At such dates, each share of the Series C Preferred Stock was convertible into one and 1,000 shares, respectively of the Common Stock.

Series D Preferred Stock

The Company had authorized 500,000 shares of Series D Preferred Stock, par value of $.00001 per share (the “Series D Preferred Stock”), of which 500,000 shares were issued and outstanding at December 31, 2020 and 2019, respectively. Each share of the Series D Preferred Stock may be converted into 1,000 shares of Common Stock.

Common Stock

The Company had authorized 2,500,000,000 and 900,000,000 shares of the Common Stock, respectively, of which 786,308,041 shares were issued and outstanding at December 31, 2020 and 763,967,603 were issued and outstanding at December 31, 2019.

Equity Transactions

On February 11, 2019, Matthew Nicoletti, owner and Chief Executive Officer of Quantum Capital Group LLC (“Quantum”) converted 55,000 shares of the Series C Preferred Stock into 55,000,000 shares of the Common Stock. At the conversion date, the shares of Common Stock had a per-share fair market value of $0.0840, representing a total fair value of $4,620,000, which was based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

On March 18, 2019, the Company issued 58,000,000 shares of Common Stock in connection with the conversion of 58,000 of shares of the Series C Preferred Stock by Matthew Nicoletti, owner and Chief Executive Officer of Quantum. The shares of Common Stock at the date of conversion had a per-share fair market value of $0.0785 based on the closing price of our Common Stock as reported by the OTCM on the date of issuance.

On April 17, 2019, the Company issued 52,000,000 shares of Common Stock in connection with the conversion of 52,000 shares of Series C Preferred Stock by Matthew Nicoletti, owner and Chief Executive Officer of Quantum. The shares of Common Stock, at the date of conversion, had a fair market value of $0.076 per share, or an aggregate fair value of $3,952,000, based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

On July 15, 2019, the Company issued 106,000,000 shares of Common Stock in connection with the conversion of 106,000 shares of the Series C Preferred Stock by Matthew Nicoletti, owner and Chief Executive Officer of Quantum. The shares of Common Stock had a per-share fair market value of $0.1081, or a total fair value of $11,458,600, based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

Pursuant to the terms of our offer letter to William Jeffrey Outlaw to serve as one of our Independent Directors, on July 30, 2019, we issued 10,000,000 shares of Common Stock to its independent director, William Jeffrey Outlaw, as payment of $800,000 for his services in that capacity. At the date of issuance, the per-share fair market value was $0.111 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

On July 10, 2020, the Company issued an aggregate of 4,000,000 shares of Common Stock upon the conversion of an aggregate of 4,000,000 shares of our Series A Preferred Stock by Robert Clark and Joseph Thornburg. The shares of our Common Stock on the date of issuance had a per-share fair market value of $0.0346, which was based on the closing price of our Common Stock as reported by the OTCM on the date of issuance. We issued the shares in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the shares of our Common Stock issuable upon conversion did not involve any public offering).

On December 23, 2020, the Company issued an aggregate of 8,255,438 shares of Common Stock upon the conversion of $100,000 of the principal of, and $12,274 of accrued interest on, the First 2020 Debenture. At the time of conversion, the VWAP during the previous 15 trading days was $0.0170. The First 2020 Debenture was converted at the conversion price of $0.0136, which was the lower of the 2020 Fixed Conversion Price and the 2020 Market Conversion Price.

For other equity issuances during the years ended December 31, 2020 and 2019, please see Note 12, Employees, Note 13, Sponsorships, and Note 18, Settlement.

EQUITY TRANSACTIONS

NOTE 12 – EQUITY TRANSACTIONS

Preferred Stock

The Company’s issued and outstanding preferred stock, par value $0.00001 per share, at June 30, 2021 and December 31, 2020 was 988,140, respectively. The Board, without further stockholder approval, may issue preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations and restrictions of the shares of each series.

Series A Preferred Stock

The Company had authorized 4,000,000 shares of Series A Preferred Stock, par value of $0.00001 per share (the “Series A Preferred Stock”), of which no shares were authorized, issued or outstanding at June 30, 2021 and December 31, 2020 and 4,000,000 shares were authorized, issued and outstanding at June 30, 2021 and December 31, 2020. Each share of Series A Preferred Stock, when outstanding, could have been converted into one share of the Common Stock.

Series B Preferred Stock

The Company had authorized 1,200,000 shares of Series B Preferred Stock, par value of $0.00001 per share (the “Series B Preferred Stock”), of which 488,000 were issued and outstanding at June 30, 2021 and December 31, 2020, respectively. Each share of Series B Preferred Stock may be converted into one share of the Common Stock.

Series C Preferred Stock

On July 8, 2020, the Company reduced the authorized number of Series C Preferred Stock from 3,300,000 to 250 shares, par value $0.00001 per share (the “Series C Preferred Stock”), by filing a Certificate of Designation of the Preferences, Rights, and Limitations of the Series C Preferred Stock with the Secretary of State of the State of Delaware. The Company also amended the terms of the Series C Preferred Stock. The holders of shares of the Series Preferred C Stock are now entitled to 2,000,000 votes for every share of our Series Preferred C Stock held. The holders of the Series Preferred C Stock are not entitled to receive dividends. Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, before any distribution or payment will be made to the holders of any stock ranking junior to the Series C Preferred Stock, the holders of the Series C Preferred Stock will be entitled to be paid out of the Company’s assets an amount equal to $1.00 in the aggregate for all issued and outstanding shares of the Series C Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like with respect to such shares) (the “Preference Value”). After the payment of the full applicable Preference Value of each share of the Series C Preferred Stock, our remaining assets legally available for distribution, if any, will be distributed ratably to the holders of the Common Stock. The Series C Preferred Stock has conversion rights, whereby each share of the Series C Preferred Stock automatically converts into one share of Common Stock on the one-year anniversary of the issuance date.

June 30, 2021 and December 31, 2020, the Company had authorized 250 shares, respectively, of Series C Preferred Stock of which 140, respectively, were issued and outstanding at June 30, 2021 and December 31, 2020, respectively. At such dates, each share of the Series C Preferred Stock was convertible into one and 1,000 shares, respectively of the Common Stock.

Series D Preferred Stock

The Company had authorized 500,000 shares of Series D Preferred Stock, par value of $0.00001 per share (the “Series D Preferred Stock”), of which 500,000 shares were issued and outstanding at June 30, 2021 and December 31, 2020, respectively. Each share of the Series D Preferred Stock may be converted into 1,000 shares of Common Stock.

Common Stock

The Company had authorized 2,500,000,000 shares of the Common Stock, of which 850,772,637 shares were issued and outstanding at June 30, 2021 and 786,308,041 were issued and outstanding at December 31, 2020.

Equity Transactions

On July 10, 2020, the Company issued an aggregate of 4,000,000 shares of Common Stock upon the conversion of an aggregate of 4,000,000 shares of our Series A Preferred Stock by Robert Clark and Joseph Thornburg. The shares of our Common Stock on the date of issuance had a per-share fair market value of $0.0346, which was based on the closing price of our Common Stock as reported by the OTCM on the date of issuance. We issued the shares in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the shares of our Common Stock issuable upon conversion did not involve any public offering).

On December 23, 2020, the Company issued an aggregate of 8,255,438 shares of Common Stock upon the conversion of $100,000 of the principal of, and $12,274 of accrued interest on, the First 2020 Debenture. At the time of conversion, the VWAP during the previous 15 trading days was $0.0170. The First 2020 Debenture was converted at the conversion price of $0.0136, which was the lower of the 2020 Fixed Conversion Price and the 2020 Market Conversion Price.

On January 12, 2021, the Company issued an aggregate of 10,887,819 shares of Common Stock upon the conversion of $200,000 of the principal of, and $1,425 of accrued interest on, the Third 2020 Debenture. At the time of conversion, the VWAP during the previous 15 trading days was $0.0231. The Third 2020 Debenture was converted at the conversion price of $0.0185, which was the lower of the 2020 Fixed Conversion Price and the 2020 Market Conversion Price.

On January 25, 2021, the Company issued an aggregate of 7,094,732 shares of Common Stock upon the conversion of $150,000 of the principal of, and $1,118 of accrued interest on, the First 2020 Debenture. At the time of conversion, the VWAP during the previous 15 trading days was $0.0266. The First 2020 Debenture was converted at the conversion price of $0.0213, which was the lower of the 2020 Fixed Conversion Price and the 2020 Market Conversion Price.

On January 25, 2021, the Company issued an aggregate of 5,183,613 shares of Common Stock upon the conversion of $100,000 of the principal of, and $10,411 of accrued interest on, the Second 2020 Debenture. At the time of conversion, the VWAP during the previous 15 trading days was $0.0266. The Second 2020 Debenture was converted at the conversion price of $0.0213, which was the lower of the 2020 Fixed Conversion Price and the 2020 Market Conversion Price.

Pursuant to the Agreement and Plan of Merger with S and S, the Company issued 9,000,000 shares of its common stock to the five S and S Legacy Shareholders as follows: 6,300,000 shares to K & L Beverage; 1,980,000 shares to William J. Stineman; 360,000 shares to William F. Stineman; 270,000 shares to Gary Kramer; and 90,000 shares to Steven Sirus. The per-share fair market value of the common stock was $0.0301, based on the closing price of the Company’s common stock, as reported by OTC Markets Group Inc. on February 5, 2021, the date on which the Company filed its Current Report on Form 8-K disclosing the acquisition.

On February 19, 2021, the Company issued an aggregate of 7,252,634 shares of Common Stock upon the conversion of $150,000 of the principal of, and $855 of accrued interest on, the Second 2020 Debenture. At the time of conversion, the VWAP during the previous 15 trading days was $0.0260. The Second 2020 Debenture was converted at the conversion price of $0.0208, which was the lower of the 2020 Fixed Conversion Price and the 2020 Market Conversion Price.

On May 5, 2021, the Company issued an aggregate of 14,436,426 shares of Common Stock upon the conversion of $300,000 of the principal of, and $7,496 of accrued interest on, the Third 2020 Debenture. At the time of conversion, the VWAP during the previous 15 trading days was $0.0266. The Third 2020 Debenture was converted at the conversion price of $0.0213, which was the lower of the 2021 Fixed Conversion Price and the 2021 Market Conversion Price.

On June 9, 2021, the Company issued an aggregate of 6,719,269 shares of Common Stock upon the conversion of $200,000 of the principal of, and $1,578 of accrued interest on, the Second 2021 Debenture. At the time of conversion, the VWAP during the previous 15 trading days was $0.0237. The Second 2021 Debenture was converted at the conversion price of $0.030, which was the lower of the 2021 Fixed Conversion Price and the 2021 Market Conversion Price.

For other equity issuances during the six months ended June 30, 2021 and the year ended December 31, 2020, please see Note 13, Employees, and Note 14, Sponsorships.

S And S Beverage [Member]
EQUITY TRANSACTIONS

NOTE 5 – EQUITY TRANSACTIONS

Common Stock

The Company has authorized 10,000 shares of common stock with a par value of $30.50, of which 10,000 were issued and outstanding as of the one month ended January 31, 2021 and the year ended December 31, 2020, respectively.

Transactions

On January 21, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Kona Gold Beverage, Inc. (“Kona Gold”), pursuant to which it acquired all of the capital stock of the Company. The parties to the Merger Agreement are (i) Kona Gold, (ii) KGS Temporary Company, Inc., a wholly-owned subsidiary of Kona Gold (“Acquisition Subsidiary”), (iii) the Company, (iv) William J. Stineman and K&L Beverage, LLC (as the indemnifying parties on behalf of the Company’s shareholders), and (v) Mr. Stineman (as representative of the Company’s shareholders). As a result of the transactions contemplated by the Merger Agreement, the Company merged with and into the Acquisition Subsidiary. The Company was the surviving entity and became Kona Gold’s wholly-owned subsidiary. The Merger Agreement contains customary representations, warranties, covenants, and agreements of the parties, including certain indemnification rights in favor of Kona Gold that are customary for a transaction of that nature and magnitude. The two individual members of K&L Beverage, LLC, agreed to guarantee its indemnification obligations. To consummate the Acquisition, a Certificate of Merger was filed with the Wisconsin Department of Financial Institutions (the “Merger Certificate”) on February 1, 2021.

In consideration of the transactions contemplated by the Merger Agreement, Kona Gold issued to the Company’s shareholders an aggregate of nine million restricted shares of its common stock (the “Acquisition Stock”) on a pro rata basis. Kona Gold did not grant any registration rights in respect of the shares of Acquisition Stock. Kona Gold also agreed to pay an aggregate of $1,050,000 (the “Aggregate Acquisition Payments”), the majority of which is allocated to certain of the Company’s creditors (including one of the Company’s legacy shareholders) and approximately $89,000 of which (the “Remaining Acquisition Payments”) is allocated to the Company’s shareholders on a pro rata basis. $400,000 of the Aggregate Acquisition Payments were paid by February 11, 2021. The balance of the Aggregate Acquisition Payments, including the Remaining Acquisition Payments, are scheduled to be paid in monthly installments, in arrears on the tenth calendar day of each month, commencing on March 10, 2021, at a rate equivalent to $2.00 per case of Lemin Superior Lemonade, now named OOH LA Lemin, that Kona Gold and the Company sells until the Aggregate Acquisition Payments have been paid in full. In addition to the Aggregate Acquisition Payments, Kona Gold assumed and agreed to pay certain other liabilities of the Company as set forth in the Merger Agreement.

NOTE 5 – EQUITY TRANSACTIONS

Common Stock

The Company has authorized 10,000 shares of common stock with a par value of $30.50, of which 10,000 were issued and outstanding as of the year ended December 31, 2020, and year ended December 31, 2019, respectively.

Transactions

No equity transactions for the year ended December 31, 2020, and for the year ended December 31, 2019, respectively.